Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2021	$ 11,813
2022	9,102
2023	11,025
2024	11,015
2025	10,962
Thereafter	23,946
Total	$ 77,863